OTHER NON-CURRENT ASSETS	9 Months Ended
Sep. 30, 2024
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS
9.	OTHER NON-CURRENT ASSETS

As of December 31, 2023 and September 30, 2024, other non-current assets primarily included prepayment for acquisition of datacenters, purchase of property and equipment, and deposits.